Other Payables and Accrued Expenses (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Other Payables and Accrued Expenses
Consideration payables on acquisition of subsidiaries		97
Business and other tax payable		37,460	34,085
Refundable deposits from employees and agents		14,542	15,177
Professional fees		12,291	12,600
Advances from third parties		7,512	11,517
Payables for addition of office equipment, furniture and fixtures		9,666	9,799
Insurance compensation claim payable to customers		2,408	2,307
Other		8,706	7,975
Total	$ 14,726	92,682	93,460